Schedule of intangible assets (Details) - Alps Life Science Inc [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Intangible assets accumulated depreciation	$ 837,803
Intangible assets accumulated depreciation	728,313	$ 837,803
Charge for the financial year	163,093	44,807
Intangible assets, carrying amount	728,313	837,803
Trademark [member]
IfrsStatementLineItems [Line Items]
Intangible assets, carrying amount	203	222
Patent [member]
IfrsStatementLineItems [Line Items]
Intangible assets, carrying amount	728,110	837,581
Technical Know How Of Stem Cells Cultivation [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, carrying amount
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets accumulated depreciation	1,188,474	528,683
Additions		694,618
Exchange difference	(79,509)	(34,827)
Exchange difference	79,509	34,827
Intangible assets accumulated depreciation	1,267,983	1,188,474
Gross carrying amount [member] | Trademark [member]
IfrsStatementLineItems [Line Items]
Intangible assets accumulated depreciation	7,443	7,968
Additions
Exchange difference	(498)	(525)
Exchange difference	498	525
Intangible assets accumulated depreciation	7,941	7,443
Gross carrying amount [member] | Patent [member]
IfrsStatementLineItems [Line Items]
Intangible assets accumulated depreciation	969,547	294,317
Additions		694,618
Exchange difference	(64,863)	(19,388)
Exchange difference	64,863	19,388
Intangible assets accumulated depreciation	1,034,410	969,547
Gross carrying amount [member] | Technical Know How Of Stem Cells Cultivation [Member]
IfrsStatementLineItems [Line Items]
Intangible assets accumulated depreciation	211,484	226,398
Additions
Exchange difference	(14,148)	(14,914)
Exchange difference	14,148	14,914
Intangible assets accumulated depreciation	225,632	211,484
Accumulated Depreciation [Member]
IfrsStatementLineItems [Line Items]
Intangible assets accumulated depreciation	350,671	328,276
Exchange difference	(25,906)	(22,412)
Exchange difference	25,906	22,412
Intangible assets accumulated depreciation	539,670	350,671
Charge for the financial year	163,093	44,807
Accumulated Depreciation [Member] | Trademark [member]
IfrsStatementLineItems [Line Items]
Intangible assets accumulated depreciation	7,221	7,697
Exchange difference	(484)	(508)
Exchange difference	484	508
Intangible assets accumulated depreciation	7,738	7,221
Charge for the financial year	33	32
Accumulated Depreciation [Member] | Patent [member]
IfrsStatementLineItems [Line Items]
Intangible assets accumulated depreciation	131,966	94,181
Exchange difference	(11,274)	(6,990)
Exchange difference	11,274	6,990
Intangible assets accumulated depreciation	306,300	131,966
Charge for the financial year	163,060	44,775
Accumulated Depreciation [Member] | Technical Know How Of Stem Cells Cultivation [Member]
IfrsStatementLineItems [Line Items]
Intangible assets accumulated depreciation	211,484	226,398
Exchange difference	(14,148)	(14,914)
Exchange difference	14,148	14,914
Intangible assets accumulated depreciation	225,632	211,484
Charge for the financial year